UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number            811-23477
                                    BNY Mellon ETF Trust
(Exact name of registrant as specified in charter)
240 Greenwich Street
                        New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq.
240 Greenwich Street
                        New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6400
Date of fiscal year end:  June 30
Date of reporting period:  December 31, 2022
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon Ultra Short Income ETF
BNY Mellon Responsible Horizons Corporate Bond ETF

Item 1. Reports to Stockholders.
(a)

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

BNY Mellon ETF Trust
SEMI-ANNUAL REPORT December 31, 2022
BNY Mellon Ultra Short Income ETF

Contents
The Fund
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minutes.
The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value
Discussion of Fund Performance 3
Understanding Your Fund’s Expenses 6
Statement of Investments 7
Statement of Assets and Liabilities 12
Statement of Operations 13
Statement of Changes in Net Assets 14
Financial Highlights 15
Notes to Financial Statements 16
Liquidity Risk Management Program 25
FOR MORE INFORMATION
Back Cover

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
3
For the period from July 1, 2022, through December 31, 2022, as provided by Stephen Murphy,
CFA, and Anthony Honko, Portfolio Managers employed by the fund’s sub-adviser, Dreyfus, a division of Mellon Investment Corporation.
Market and Fund Performance Overview
For the six-month period ended December 31, 2022, BNY Mellon Ultra Short Income
ETF (the “fund”) produced a net asset value total return of 1.22%.
1
In comparison,
the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”), the fund’s benchmark, returned 1.31% for the same period.
2
Short-term, fixed-income yields continued to rise during the period as interest rates rose. The fund underperformed the Index largely as a result of its exposure to longer-
duration, fixed-corporate credit.
The Fund’s Investment Approach
The fund seeks high current income consistent with the maintenance of liquidity and low volatility of principal. To pursue its goal, the fund normally invests at least 80%
of its net assets in investment-grade, U.S. dollar-denominated, fixed, variable, and floating-rate debt or cash equivalents. The fund typically seeks to maintain an effective duration of one year or less, although, under certain market conditions, such as in periods of significant volatility in interest rates and spreads, the fund’s duration may be longer than one year. The fund’s portfolio, under normal market conditions, will have an average credit rating of at least A or the equivalent.
The fund’s portfolio managers seek to achieve what they believe provides the optimal portfolio for the fund in terms of preservation of principal, liquidity and high current income. To do so, the portfolio managers use a top-down and bottom-up investment process, and leverage the breadth and depth of Dreyfus research resources. The portfolio managers focus on preservation of principal and downside protection, by proactively monitoring issuer and counterparty risk, and ensure appropriate portfolio liquidity through a combination of overnight investments and short-term, highly liquid securities.
Inflation Drives Yields Higher
Rapidly increasing inflationary pressures caused by rising commodity prices and a tight labor market generally drove bond yields higher during the first four months of the reporting period, causing bond prices to decline (bond yields and prices typically move in opposite directions). The unexpected level and persistence of inflationary pressures prompted the U.S. Federal Reserve (the “Fed”) to implement a series of aggressive rate hikes, raising rates by a total of 2.75%, with additional increases expected in 2023. The yield curve inverted as the two-year Treasury rate exceeded the 10-year Treasury rate,

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
4
a condition widely viewed as a precursor to a recession. Credit spreads widened amid fears of a marked economic slowdown. Credit spreads refer to the comparative yields of bonds of different credit quality but the same maturity.
Although fears of a recession continued to roil markets during November and
December, mounting evidence of slowing economic growth raised hopes that the Fed might reduce the pace of further rate increases. Indeed, after four consecutive 0.75%
rate hikes, the central bank’s final rate increase of the year in December was 0.50%.
Credit spreads tightened mildly on improved risk sentiment, and Treasury yields eased, with the 10-year rate declining from 4.22% on November 7, 2022, to 3.88% as of
December 31, 2022. Shorter-term rates proved more persistent, going from 4.72% to
4.41% over the same timeframe. For the period as a whole, while long-term U.S. bond prices generally lost ground against the backdrop of rising yields, short-term notes under one year and floating-rate instruments produced positive returns.
Longer-Term Holdings Undermine Fund Performance
The fund benefited from the rising yield environment, providing positive returns after the negative returns of the prior reporting period. However, relatively overweight exposure to longer-term, fixed-income securities compared to the Index detracted from relative performance, given the prevailing environment of rising interest rates.
Specifically, the fund held some exposure to fixed-rate credit and, to a lesser extent, securitized instruments in the two-to-three-year area of the yield curve, which underperformed the Index.
On the positive side, while the fund would typically maintain an average duration of nine to 12 months, during the reporting period, the fund’s duration averaged approximately six months, thereby bolstering returns at a time of rising rates. Returns also benefited from a significant allocation to floating-rate commercial paper, primarily allocated to bank notes but also including short- and medium-term industrial issues. As floating-rate securities reset higher every time the Fed hiked rates, they outperformed as the federal funds rate rose.
The fund held a stable position in credit, but did not actively add longer credit during the period, reflecting our view that spreads had not yet widened sufficiently to warrant such a position.
Expecting Moderate, Additional Rate Increases
As of December 31, 2022, the fund holds relatively large positions in floating-rate securities, including both commercial paper and medium-term corporate notes. From a credit perspective, most of the fund’s holdings are high-quality instruments. Public statements from Fed Chair Powell have made it clear that additional rate hikes will likely be implemented in 2023 to control inflation, albeit possibly at a slower pace than was seen in the second half of 2022. While we believe the majority of Fed rate increases have likely already taken place for this cycle, in our opinion, additional increases may

5
yet prove more aggressive than is currently priced into the market. If conditions warrant, we may moderately extend the fund’s duration to capture additional income, while increasing the fund’s exposure to fixed-income instruments to lock in the higher rates associated with longer-term instruments in anticipation of eventual Fed rate cuts.
We may also increase the fund’s exposure to lower credit quality, should credit spreads widen in accordance with our expectations.
January 17, 2023
1
Total return includes reinvestment of dividends and any capital gains paid. A fund’s net asset value (NAV) is the sum of all its assets less any liabilities, divided by the number of shares outstanding. ETFs are bought and sold at market prices, not NAV, therefore an investor’s return at market price may differ from NAV. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2
Source: FactSet - The ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income. Index returns do not reflect any management fees, transaction costs or expenses. Investors cannot invest directly in any index
ETFs trade like stocks, are subject to investment risk, including possible loss of principal. ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions. Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price decline.
Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
6
As a shareholder of the fund, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. For more information, see your fund’s prospectus or talk to your financial adviser.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about on how much a $1,000 investment would be worth at the close of the period, assuming net asset value total returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.6), then multiply the result by the number for the fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. The information under each column in the table entitled “Hypothetical”
provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the ending account values and expenses paid for the period in the table are useful in comparing ongoing expenses (but not transaction expenses or total cost)
of investing in the fund with those of other funds. In addition, if these transactional costs were included, your costs would have been higher.
For the six months ended December 31, 2022
(a)
Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended December 31, 2022. Expenses are calculated by multiplying the fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365.
Beginning account
value ($)
Ending account
value($)
Expense paid for the
period ($)
Annualized
expense ratios
for the
period (%)
Actual Hypothetical Actual Hypothetical Actual
(a)
Hypothetical
(a)
1,000.00 1,000.00 1,012.20 1,024.60 0.61 0.61 0.12

STATEMENT OF INVESTMENTS
December 31, 2022 (Unaudited)
7
Description
Principal
Amount ($) Value ($)
Asset-Backed Securities – 9.2%
Ford Credit Auto Lease Trust, Series 2021-B, Class A4, 0.40%,
12/15/2024 350,000 335,571
Ford Credit Floorplan Master Owner Trust, Series 2019-2, Class A,
3.06%, 4/15/2026 300,000 291,153
GMF Floorplan Owner Revolving Trust, Series 2020-1, Class A, 0.68%,
8/15/2025
(a)
300,000 291,386
Honda Auto Receivables Owner Trust, Series 2021-3, Class A3, 0.41%,
11/18/2025 350,000 333,987
Hyundai Auto Lease Securitization Trust, Series 2021-C, Class A4,
0.48%, 9/15/2025
(a)
350,000 333,199
Kubota Credit Owner Trust, Series 2020-1A, Class A4, 2.26%,
7/15/2026
(a)
300,000 294,001
Oscar US Funding XII LLC, Series 2021-1A, Class A3, 0.70%,
4/10/2025
(a)
300,000 289,767
World Omni Automobile Lease Securitization Trust, Series 2022-A,
Class A3, 3.21%, 2/18/2025 300,000 293,686
Total Asset-Backed Securities (cost $2,581,915) 2,462,750
Commercial Paper – 33.3%
Banco Santander SA, 4.28%, 3/22/2023
(a)(b)
600,000 593,671
Bank of Nova Scotia (The), 4.53% (3 Month SOFR + 0.23%),
1/27/2023
(a)(c)
250,000 250,012
Bedford Row Funding Corp., 4.84% (1 Month SOFR + 0.54%),
3/27/2023
(a)(c)
500,000 500,264
Collateralized Commercial Paper V Co., LLC, 4.80% (1 Month SOFR +
0.50%), 2/07/2023
(a)(c)
350,000 350,128
DNB Bank ASA, 3.66%, 5/15/2023
(a)(b)
600,000 589,535
Fairway Finance Co. LLC, 3.45%, 2/13/2023
(a)(b)
750,000 745,833
HSBC Bank PLC, 4.54% (1 Month SOFR + 0.24%), 2/02/2023
(a)(c)
750,000 750,046
Lloyds Bank PLC, 4.18%, 1/13/2023
(a)(b)
1,000,000 998,317
Manhattan Asset Funding Co. LLC, 5.10%, 6/13/2023
(a)(b)
250,000 244,332
National Australia Bank, 4.80% (1 Month SOFR + 0.50%),
3/08/2023
(a)(c)
750,000 750,261
Skandinav Enskilda Bank, 5.05% (1 Month SOFR + 0.75%),
8/02/2023
(a)(c)
850,000 851,532
Svenska Handelsbanken AB, 4.86% (1 Month SOFR + 0.56%),
6/23/2023
(a)(c)
600,000 600,640
Toronto-Dominion Bank (The), 4.49%, 4/10/2023
(a)(b)
600,000 592,310
United Overseas Bank Ltd., 3.48% (1 Month SOFR + 0.46%),
2/23/2023
(a)(c)
625,000 625,261
Westpac Banking Corp., 4.37%, 4/11/2023
(a)(b)
500,000 493,652
Total Commercial Paper (cost $8,936,966) 8,935,794
Corporate Bonds – 56.9%
Auto Manufacturers – 4.4%
American Honda Finance Corp., 2.90%, 2/16/2024 300,000 292,871
BMW US Capital LLC, 4.51% (3 Month SOFRIX + 0.38%), 8/12/2024
(a)
(c)
300,000 297,179
PACCAR Financial Corp., 3.55%, 8/11/2025 300,000 291,044

STATEMENT OF INVESTMENTS
(continued)
8
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 56.9% (continued)
Auto Manufacturers – 4.4% (continued)
Toyota Motor Credit Corp., 4.09% (3 Month SOFR + 0.32%),
1/13/2025
(c)
300,000 296,442
1,177,536
Banks – 34.5%
ANZ New Zealand Int
’
l Ltd., 4.77% (3 Month SOFR + 0.60%),
2/18/2025
(a)(c)
300,000 297,382
ASB Bank Ltd., 3.13%, 5/23/2024
(a)
350,000 339,992
Banco Santander SA, 5.41% (3 Month SOFR + 1.24%), 5/24/2024
(c)
350,000 349,845
Bank of America Corp., 4.96% (3 Month BSBY + 0.43%), 5/28/2024
(c)
300,000 297,252
Bank of Montreal, 4.62% (3 Month SOFRIX + 0.35%), 12/08/2023
(c)
350,000 348,831
Bank of Nova Scotia (The), 4.17% (3 Month SOFR + 0.46%),
1/10/2025
(c)
300,000 294,950
Canadian Imperial Bank of Commerce
4.71% (3 Month SOFRIX + 0.40%), 12/14/2023
(c)
300,000 299,013
3.95%, 8/04/2025 275,000 268,858
Citigroup, Inc., 4.73% (3 Month SOFR + 0.67%), 5/01/2025
(c)
300,000 295,585
Credit Agricole SA, 3.75%, 4/24/2023
(a)
300,000 298,717
Goldman Sachs Group, Inc. (The)
3.63%, 1/22/2023 750,000 749,387
4.60% (3 Month SOFR + 0.70%), 1/24/2025
(c)
200,000 197,091
HSBC Holdings PLC, Series ., 4.75% (3 Month SOFR + 0.58%),
11/22/2024
(c)
350,000 341,902
JPMorgan Chase & Co., 4.90% (3 Month SOFR + 0.58%), 3/16/2024
(c)
300,000 299,155
Mitsubishi UFJ Financial Group, Inc., 5.65% (3 Month SOFR + 1.39%),
9/12/2025
(c)
350,000 350,066
Morgan Stanley, 4.58% (3 Month SOFR + 0.63%), 1/24/2025
(c)
300,000 295,917
National Australia Bank Ltd., 4.12% (3 Month SOFR + 0.38%),
1/12/2025
(a)(c)
300,000 296,962
Natwest Markets PLC, 4.66% (3 Month SOFR + 0.53%), 8/12/2024
(a)
(c)
350,000 344,119
Nordea Bank Abp , 0.63%, 5/24/2024
(a)
300,000 280,944
PNC Financial Services Group, Inc. (The), 3.50%, 1/23/2024 300,000 295,677
Royal Bank of Canada, Series G, 4.32% (3 Month SOFRIX + 0.44%),
1/21/2025
(c)
300,000 294,781
State Street Corp., 3.55%, 8/18/2025 98,000 95,385
Sumitomo Mitsui Financial Group, Inc., 0.51%, 1/12/2024 300,000 285,713
Sumitomo Mitsui Trust Bank Ltd., 4.75% (3 Month SOFR + 0.44%),
9/16/2024
(a)(c)
300,000 298,171
Svenska Handelsbanken AB, 3.90%, 11/20/2023 300,000 297,114
Toronto-Dominion Bank (The), 4.63% (3 Month SOFR + 0.35%),
9/10/2024
(c)
300,000 296,303
Truist Bank, 3.20%, 4/01/2024 300,000 293,026
UBS AG, 0.45%, 2/09/2024
(a)
300,000 284,383
Wells Fargo & Co., 3.00%, 2/19/2025 300,000 287,618

9
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 56.9% (continued)
Banks – 34.5% (continued)
Westpac Banking Corp., 4.47% (3 Month SOFR + 0.30%),
11/18/2024
(c)
300,000 297,314
9,271,453
Beverages – 2.0%
Diageo Capital PLC, 3.50%, 9/18/2023 250,000 247,632
PepsiCo, Inc., 0.40%, 10/07/2023 300,000 289,905
537,537
Computers – 1.1%
International Business Machines Corp., 4.00%, 7/27/2025 300,000 295,428
295,428
Diversified Financial Services – 2.4%
American Express Co., 3.40%, 2/22/2024 300,000 294,820
Charles Schwab Corp. (The), 4.82% (3 Month SOFRIX + 0.50%),
3/18/2024
(c)
350,000 348,949
643,769
Food – 1.1%
Mondelez International, Inc., 2.13%, 3/17/2024 300,000 289,445
289,445
Machinery-Construction & Mining – 1.1%
Caterpillar Financial Services Corp., 3.87% (3 Month SOFR + 0.17%),
1/10/2024
(c)
300,000 298,958
298,958
Machinery-Diversified – 1.1%
John Deere Capital Corp., 0.45%, 1/17/2024 300,000 286,959
286,959
Pharmaceuticals – 2.1%
AstraZeneca Finance LLC, 0.70%, 5/28/2024 300,000 282,911
GlaxoSmithKline Capital PLC, 3.00%, 6/01/2024 300,000 292,007
574,918
Pipelines – 1.3%
Enbridge, Inc., 4.56% (3 Month SOFR + 0.40%), 2/17/2023
(c)
350,000 349,883
349,883
Retail – 1.1%
Walmart, Inc., 3.90%, 9/09/2025 300,000 295,747
295,747
Semiconductors – 1.1%
Intel Corp., 3.70%, 7/29/2025 300,000 292,895
292,895
Software – 1.0%
Salesforce, Inc., 0.63%, 7/15/2024 300,000 281,580
281,580
Telecommunications – 2.6%
AT&T, Inc., 4.96% (3 Month SOFRIX + 0.64%), 3/25/2024
(c)
350,000 348,437

STATEMENT OF INVESTMENTS
(continued)
10
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 56.9% (continued)
Telecommunications – 2.6% (continued)
Verizon Communications, Inc., 4.82% (3 Month SOFRIX + 0.50%),
3/22/2024
(c)
350,000 347,380
695,817
Total Corporate Bonds (cost $15,615,095) 15,291,925
Shares
Investment Companies – 0.5%
Registered Investment Companies – 0.5%
Dreyfus Institutional Preferred Government Money Market Fund,
Institutional Shares, 4.27%
(d)(e)
(cost $143,499) 143,499 143,499
Total Investments (cost $27,277,475) 99.9% 26,833,968
Cash and Receivables (Net) 0.1% 22,348
Net Assets 100.0% 26,856,316
BSBY—Bloomberg Short-Term Bank Yield Index
SOFR—Secured Overnight Financing Rate
SOFRIX—Secured Overnight Financing Rate Index
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, these securities were valued at $12,881,996 or 47.97% of net assets.
(b)
Security is a discount security. Income is recognized through the accretion of discount.
(c)
Variable rate security - rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of December 31, 2022.
Holdings and transactions in these affiliated companies during the period ended December 31,
2022 are as follows:
Description
Value
6/30/22 Purchases ($)
1
Sales ($)
Value
12/31/22
Dividends/
Distributions ($)
Investment Companies – 0.5%
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares 119,646 6,533,157 (6,509,304) 143,499 3,384
Total – 0.5% 119,646 6,533,157 (6,509,304) 143,499 3,384

Includes reinvested dividends/distributions.

11
See Notes to Financial Statements
Portfolio Summary (Unaudited)
†
Value (%)
Financial 79.4
Consumer, Cyclical 5.5
Consumer, Non-cyclical 5.2
Technology 3.2
Communications 2.6
Industrial 2.2
Energy 1.3
Registered Investment Companies 0.5
99.9
†
Based on net assets.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2022 (Unaudited)
12
See Notes to Financial Statements
Cost Value
Assets ($):
Investments in securities—See Statement of
Investments: –
Unaffiliated issuers 27,133,976 26,690,469
Affiliated issuers 143,499 143,499
Interest receivable 112,866
Dividends receivable 465
26,947,299
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—
Note 3(b) 2,741
Distributions payable—Note 2(e) 88,242
90,983
Net Assets ($) 26,856,316
Composition of Net Assets ($):
Paid-in capital 27,514,354
Total distributable earnings (loss) (658,038)
Net Assets ($) 26,856,316
Shares outstanding no par value (unlimited shares
authorized): 550,001
Net asset value per share 48.83
Market price per share 48.83

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2022 (Unaudited)
13
See Notes to Financial Statements
Investment Income ($):
Income:
Cash dividends:
Affiliated issuers 3,384
Interest 337,437
Total Income 340,821
Expenses:
Management fee—Note 3(a) 16,376
Total Expenses 16,376
Net Investment Income 324,445
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments (3,553)
Net change in unrealized appreciation (depreciation) on investments 728
Net Realized and Unrealized Gain (Loss) on Investments (2,825)
Net Increase (Decrease) in Net Assets Resulting from Operations 321,620

STATEMENT OF CHANGES IN NET ASSETS
14
See Notes to Financial Statements
Six Months Ended
December 31, 2022
(Unaudited)
For the Period from
August 11, 2021
(a)
to
June 30, 2022
Operations ($):
Net investment income 324,445 94,676
Net realized gain (loss) on investments (3,553) (82,212)
Net change in unrealized appreciation (depreciation)
on investments 728 (444,235)
Net Increase (Decrease) in Net Assets Resulting
from Operations 321,620 (431,771)
Distributions ($):
Distributions to shareholders (399,823) (148,064)
Beneficial Interest Transactions ($):
Proceeds from shares sold 2,439,462 29,996,289
Cost of shares redeemed (2,436,262) (2,488,871)
Transaction fees—Note 5 488 3,248
Increase (Decrease) in Net Assets from Beneficial
Interest Transactions 3,688 27,510,666
Total Increase (Decrease) in Net Assets (74,515) 26,930,831
Net Assets ($):
Beginning of Period 26,930,831 —
End of Period 26,856,316 26,930,831
Changes in Shares Outstanding:
Shares sold 50,000 600,001
Shares redeemed (50,000) (50,000)
Net Increase (Decrease) in Shares Outstanding — 550,001
(a)
Commencement of operations.

FINANCIAL HIGHLIGHTS
15
The following table describes the performance for the fiscal periods indicated and these figures have been derived from the fund’s financial statements.
See Notes to Financial Statements
Six Months Ended
December 31, 2022
(Unaudited)
For the Period from
August 11, 2021
(a)
to
June 30, 2022
Per Share Data ($):
Net asset value, beginning of period 48.97 50.00
Investment Operations:
Net investment income
(b)
0.59 0.17
Net realized and unrealized gain (loss) on
investments (0.00)
(c)
(0.94)
Total from Investment Operations 0.59 (0.77)
Distributions:
Dividends from net investment income (0.73) (0.27)
Transaction fees
(b)
0.00
(c)
0.01
Net asset value, end of period 48.83 48.97
Market price, end of period
(d)
48.83 48.96
Net Asset Value Total Return (%)
(e)
1.22 (1.54)
(f)
Market Price Total Return (%)
(e)
1.23 (1.55)
(f)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.12
(g)
0.12
(g)
Ratio of net investment income to average net assets 2.38
(g)
0.39
(g)
Portfolio Turnover Rate
(h)
4.78 43.10
Net Assets, end of period ($ x 1,000) 26,856 26,931
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Amount represents less than $0.01 per share.
(d)
The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)
The net asset value total return and the market price total return is calculated from fund inception.
(g)
Annualized.
(h)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
16
NOTE 1—Organization:
BNY Mellon Ultra Short Income ETF (the “fund”) is a separate diversified series of BNY Mellon ETF Trust (the “Trust”), which is registered as a Massachusetts business trust under the Investment Company Act of 1940, as amended (the “Act”), as an open-ended management investment company. The Trust operates as a series company currently consisting of fifteen series, including the fund. The investment objective of the fund is to seek high current income consistent with the maintenance of liquidity and low volatility of principal. BNY Mellon ETF Investment Adviser,
LLC (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon
Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Dreyfus, a division of Mellon Investments Corporation (the “Sub-Adviser”), a wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-
adviser. The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
The shares of the fund are referred to herein as “Shares” or “fund’s Shares.” The fund’s
Shares are listed and traded on NYSE Arca, Inc. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by Authorized Participants, the
Shares are not individually redeemable securities of the fund. Individual fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because fund Shares trade at market prices rather than at NAV, fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s

17
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust accounts separately for the assets, liabilities and operations of each series.
Expenses directly attributable to each series are charged to that series’ operations;
expenses which are applicable to all series are allocated among them on a pro rata basis.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
18
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in debt securities excluding short-term investments (other than U.S.
Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Each
Service and independent valuation firm is engaged under the general oversight of the Board. Overnight and certain other short-term debt instruments (excluding U.S.
Treasury Bills) will be valued by the amortized cost method, which approximates value, unless a Service provides a valuation for such security or, in the opinion of the Board or a committee or other persons designated by the Board, the amortized cost method would not represent fair value. These securities are generally categorized within Level
2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
The table below summarizes the inputs used as of December 31, 2022 in valuing the fund’s investments:

19
Fair Value Measurements
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-
dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
(c) Affiliated issuers: Investments in other investment companies advised by the
Adviser are defined as “affiliated” under the Act.
(d) Market Risk:
 The value of the securities in which the fund invests may
be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. The value of a security may also decline due to general market conditions that are not specifically related to a particular company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, changes to inflation, adverse changes to credit markets or adverse investor sentiment generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Asset-Backed Securities — 2,462,750 — 2,462,750
Commercial Paper — 8,935,794 — 8,935,794
Corporate Bonds — 15,291,925 — 15,291,925
Investment Companies 143,499 — — 143,499
† See Statement of Investments for additional detailed categorizations, if any.

NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
20
Debt Risk: The fund invests in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment.
They may also decline because of factors that affect a particular industry.
Commercial Paper Risk: Commercial paper is a short-term obligation with a maturity generally ranging from 1 to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall.
(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid on a monthly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal
Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
On December 27, 2022, the Board declared a cash dividend of $0.16 per share from net investment income, payable on January 4, 2023 to shareholders of record as of the close of business on December 29, 2022. The ex-dividend date was December 28,
2022.
(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended December 31, 2022, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of
Operations. During the period ended December 31, 2022, the fund did not incur any interest or penalties.
The tax year in the period ended June 30, 2022 remains subject to examination by the
Internal Revenue Service and state taxing authorities.

21
The fund is permitted to carry forward capital losses for an unlimited period.
Furthermore, capital loss carryovers retain their character as either short-term or long-
term capital losses.
The fund has an unused capital loss carryover of $101,488 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to June 30, 2022. These short-term capital losses can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended
June 30, 2022 were as follows: ordinary income $148,064. The tax character of current year distributions will be determined at the end of the current fiscal year.
(g) New Accounting Pronouncement: In 2020, the FASB issued Accounting
Standards Update 2020-04, Reference Rate Reform (Topic 848): Facilitation of the
Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance to ease the potential burden in accounting for (or recognizing the effects of)
reference rate reform on financial reporting.
The objective of the guidance in Topic 848 is to provide temporary relief during the transition period. The FASB included a sunset provision within Topic 848 based on expectations of when the London Interbank Offered Rate (“LIBOR”) would cease being published. At the time that Update 2020-04 was issued, the UK Financial Conduct
Authority (FCA) had established its intent that it would no longer be necessary to persuade, or compel, banks to submit to LIBOR after December 31, 2021. As a result, the sunset provision was set for December 31, 2022—12 months after the expected cessation date of all currencies and tenors of LIBOR.
In March 2021, the FCA announced that the intended cessation date of the overnight
1-, 3-, 6-, and 12-month tenors of USD LIBOR would be June 30, 2023, which is beyond the current sunset date of Topic 848.
Because the current relief in Topic 848 may not cover a period of time during which a significant number of modifications may take place, the amendments in this Update defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024
(“FASB Sunset Date”), after which entities will no longer be permitted to apply the relief in Topic 848.
Management had evaluated the impact of Topic 848 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the Reference Rate Reform. Management has no concerns in adopting Topic 848 by FASB Sunset Date. Management will continue to work with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines. As of December 31, 2022, management believes these accounting standards have no impact on the fund and does not have any concerns of adopting the regulations by FASB Sunset Date.

NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
22
NOTE 3—Management Fee, Sub-Advisory Fee and Other
Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of 0.12% of the value of the fund’s average daily net assets and is payable monthly. The fund’s management agreement provides that the
Adviser pays substantially all expenses of the fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended December 31, 2022, there was no reduction in expenses pursuant to the undertaking.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-
Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated or affiliated with the Adviser without obtaining shareholder approval. The
Order also relieves the fund from disclosing the sub-advisory fee paid by the Adviser to a Sub-Adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a Sub-Adviser that is a wholly-owned subsidiary
(as defined in the 1940 Act) of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the
Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any Sub-Adviser and recommend the hiring, termination, and replacement of any Sub-Adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-
Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of 0.06%
of the value of the fund’s average daily net assets. The Adviser, and not the fund, pays the Sub-Adviser fee rate.

23
(b) The fund has an arrangement with The Bank of New York Mellon (the
“Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the
Statement of Assets and Liabilities consist of: management fee of $2,741.
(c) Each Board member serves as a Board member of each fund within the Trust.
The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fee paid to the Adviser by the fund. The quarterly fees are paid by the Trust from unitary management fees paid to the Adviser by the funds.
NOTE 4—Securities Transactions:
The aggregate amount of purchases and sales (including paydowns, if any) of investment securities, excluding short-term securities and in-kind transactions, during the period ended December 31, 2022, amounted to $2,904,875 and $800,000, respectively.
At December 31, 2022, accumulated net unrealized depreciation on investments was $443,507, consisting of gross appreciation of $3,684 and gross depreciation of
$447,191.
At December 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
NOTE 5—Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit.
Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation Unit size for the fund may change. Authorized Participants will be notified of such change. Creation
Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the
Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized
Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of

NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
24
Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation
Units for cash. The Adviser or its affiliates (the “Selling Shareholder”) may purchase
Creation Units through a broker-dealer to “seed” (in whole or in part) funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund.
Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. During the period ended December 31, 2022, the fund had no in-kind transactions.

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
25
The funds have adopted a liquidity risk management program (the “Program”)
pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including exchange-traded funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors. The Board has appointed BNY Mellon
ETF Investment Adviser, LLC, the investment adviser to the funds, as the Program
Administrator.
The rule requires each fund to assess, manage and review its liquidity risk at least annually, considering applicable factors such as investment strategy and liquidity during normal and reasonably foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. Each fund must also assess its use of borrowings and derivatives, short- term and long-term cash flow projections in normal and reasonably foreseeable stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources. In addition, with respect to an exchange-traded fund, a fund must assess the relationship between the fund’s portfolio liquidity and the way in which, and the prices and spreads at which, the fund’s shares trade, and the effect of the composition of baskets on the overall liquidity of the fund’s portfolio.
The rule also generally requires funds to classify each of their investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without the sale or disposition significantly changing the market value of the investment. A fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.
Pursuant to the rule’s requirements, the Program has been reviewed and approved by the Board. Furthermore, at its October 2022 meeting, the Board received a written report prepared by the Program Administrator, for the period October 1, 2021 to
September 30, 2022, addressing the operation of the Program, assessing the Program’s adequacy and effectiveness and describing any material changes made to the Program.

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited) (continued)
26
Assessment of Program
In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the funds and the Program has been implemented effectively. The Program Administrator has monitored each fund’s liquidity risk and the liquidity classification of the securities held by the funds and has determined that the Program is operating effectively.
During the period from October 31, 2021 to September 30, 2022, there were no material changes to the Program and no material liquidity events that impacted the funds. During the period, each fund held sufficient highly liquid assets to meet fund redemptions.
Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that each fund maintains sufficient highly liquid assets to meet expected fund redemptions.

For More Information
2023 BNY Mellon Securities Corporation
4862SA1222
Telephone Call your financial representative or 1-833-ETF-BNYM (383-2696) (inside the U.S.
only)
Mail BNY Mellon ETF Trust, 240 Greenwich Street, New York, New York 10286
E-Mail Send your request to info@bnymellon.com
Internet Information can be viewed online or downloaded at www.im.bnymellon.com
BNY Mellon ETF Trust discloses, at www.im.bnymellon.com , the identities and quantities of the securities held by the fund daily. The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (
“
SEC
”
) for the first and third quarters of the
fiscal year on Form N-PORT. The fund
’
s Forms N-PORT are available on the SEC
’
s website
at www.sec.gov . Additionally, the fund makes its portfolio holdings for the first and third quarters of the most recent fiscal year available at https://im.bnymellon.com/etfliterature .
The fund
’
s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 1-833-383-2696.
A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.
com and on the SEC’s website at www.sec.gov . The description of the policies and procedures is also available without charge, upon request, by calling 1-833-383-2696.
BNY Mellon ETF Trust Custodian
c/o BNY Mellon ETF Investment Adviser, LLC
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Adviser
Transfer Agent & Dividend
Disbursing Agent
BNY Mellon ETF Investment Adviser, LLC
201 Washington Street
Boston, MA 02108
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Sub-Adviser Distributor
Dreyfus, a division of Mellon Investments
Corporation
BNY Mellon Center
One Boston Place
Boston, MA 02108
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286
Ticker Symbol:
BNY Mellon Ultra Short Income ETF BKUI

BNY Mellon ETF Trust
SEMI-ANNUAL REPORT December 31, 2022
BNY Mellon Responsible Horizons Corporate Bond
ETF

Contents
The Fund
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The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value
Discussion of Fund Performance 3
Understanding Your Fund’s Expenses 6
Statement of Investments 7
Statement of Assets and Liabilities 17
Statement of Operations 18
Statement of Changes in Net Assets 19
Financial Highlights 20
Notes to Financial Statements 21
Liquidity Risk Management Program 34
FOR MORE INFORMATION
Back Cover

DISCUSSION OF FUND PERFORMANCE
(Unaudited)

For the period from July 1, 2022, through December 31, 2022, as provided by Erin Spalsbury, CFA and Jonathan William Earle, CFA, Portfolio Managers employed by the fund’s sub-adviser, Insight
North America LLC.
Market and Fund Performance Overview
For the six-month period ended December 31, 2022, the BNY Mellon Responsible
Horizons Corporate Bond ETF (the “fund”) produced a net asset total return of
−1.36%.
1
In comparison, the ICE BofA U.S. Corporate Index (the “Index”) achieved a total return of −1.51% for the same period.
2
Fixed-income markets produced negative returns over the reporting period in an environment of high inflation and rising rates. Because the fund cannot hold all of the securities in the Index, the difference in returns between the fund and the Index is due primarily to active management decisions.
The Fund’s Investment Approach
To pursue its goal, the fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in corporate debt securities issued by companies that demonstrate attractive investment attributes and attractive business practices based on an environmental, social and governance (ESG) evaluation methodology. The fund's investment in corporate debt securities principally includes corporate bonds, notes and debentures of U.S. and non-U.S. issuers, including the securities of issuers in emerging market countries.
The fund may, from time to time, invest a significant portion (more than 20%) of its total assets in securities of companies in certain sectors or located in particular countries or regions. The fund expects to invest a significant portion of its assets in securities of companies located in the broader European region.
Market Hindered by Inflation, Rising Rates
The reporting period was marked by rising concerns about inflation and a hawkish stance by the Federal Reserve (the “Fed”) on raising the federal funds rate. This, combined with other concerns, including Russia’s invasion of Ukraine and rising prospects of recession, contributed to volatility.
Major central banks continued to increase interest rates during the period; however, the pace of monetary tightening slowed as there were signs, in some countries, that inflationary pressures were beginning to subside. U.S. inflation continued its trend lower from its peak in June 2022.
The likelihood of a meaningful global recession remained a concern. Industrial production levels continued to fall in many markets (although not quite yet in the U.S.), and personal savings rates retraced to pre-COVID-19 levels— with implications of consumer spending beginning to moderate.

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)

Geopolitical events also roiled markets early in 2022. The invasion of Ukraine and the sanctions imposed on Russia led to further spikes in energy and commodity prices.
With the two countries being major producers of wheat and corn, those prices, as well as other industrial commodities, rose during the quarter.
Treasury yields were significantly higher across intermediate and longer maturities, as the yield curve went from inverted to flattened. The investment-grade credit curve slightly flattened as spreads on intermediate and longer-term corporate bonds tightened. Spreads on high yield bonds also tightened significantly from the peak at the beginning of the period. Emerging market corporates slightly outperformed emerging markets sovereigns.
Security Selection Aided Performance
A number of factors contributed positively to the fund’s performance. Security selection was positive, with positions in Prosus NV, ProLogis Euro Finance LLC,
Societe Generale SA and Ashtead Capital, Inc. contributing most. Credit beta also added to relative returns as spread sectors performed well. The fund’s duration and yield curve positioning also were advantageous. In particular, the short-duration position initiated late in the year was beneficial. Finally, the pricing time for the Index changed from 3 pm to 4 pm Eastern Time. This change caused a bump in the six-
month performance period but detracted from the previous performance period.
The fund’s sector allocation detracted from returns. While allocations to consumer cyclicals and transports were beneficial, overweights in banking and REITs hindered performance. An underweight in foreign agency bonds also hampered returns. Certain security selections detracted as well, especially positions in Credit Suisse Group AG and General Motors Co. An underweight position in Sands China, Ltd. also hurt performance.
Anticipating Higher Rates, Slower Growth
Our outlook for the coming year is relatively benign. We anticipate that issuance will decline in 2023, though first-quarter issuance will be heavy. This could lead to some widening of yield spreads, though flows into the market have been strong. Yields are much more attractive for U.S. investors, but the retail segment may need to see successive quarters of positive returns before investing. Institutional investors such as pensions and insurance will continue to be drawn to the higher yields.
We expect the Fed to hike rates twice in 2023, and we anticipate that the yield on the
10-year Treasury will rise somewhat from its current level of around 3.5%. We do not expect a recession, but growth is likely to slow.
January 17, 2023
1
Total return includes reinvestment of dividends and any capital gains paid. A fund’s net asset value (NAV) is the sum of all its assets less any liabilities, divided by the number of shares outstanding. ETFs are bought and sold at market prices,

not NAV, therefore an investor’s return at market price may differ from NAV. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2
Source: Lipper Inc. — ICE BofA U.S. Corporate Index is an unmanaged index comprised of U.S. dollar denominated investment grade, fixed rate corporate debt securities publicly issued in the U.S. domestic market with at least $250 million outstanding.. Investors cannot invest directly in any index.
Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines. High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity. Investing in foreign denominated and/or domiciled securities involves special risks, including changes in currency exchange rates, political, economic, and social instability, limited company information, differing auditing and legal standards, and less market liquidity. These risks generally are greater with emerging market countries.
Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
ETFs trade like stocks, are subject to investment risk, including possible loss of principal. ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
The fund’s incorporation of ESG considerations into its investment approach may cause it to make different investments than funds that invest principally in corporate bonds but do not incorporate ESG considerations when selecting investments. Under certain economic conditions, this could cause the fund to underperform funds that do not incorporate ESG considerations.
The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the fund's use of derivatives may result in losses to the fund and increased portfolio volatility

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)

As a shareholder of the fund, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. For more information, see your fund’s prospectus or talk to your financial adviser.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about on how much a $1,000 investment would be worth at the close of the period, assuming net asset value total returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.6), then multiply the result by the number for the fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. The information under each column in the table entitled “Hypothetical”
provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the ending account values and expenses paid for the period in the table are useful in comparing ongoing expenses (but not transaction expenses or total cost)
of investing in the fund with those of other funds. In addition, if these transactional costs were included, your costs would have been higher.
For the six months ended December 31, 2022
(a)
Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended December 31, 2022. Expenses are calculated by multiplying the fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365.
Beginning account
value ($)
Ending account
value($)
Expense paid for the
period ($)
Annualized
expense ratios
for the
period (%)
Actual Hypothetical Actual Hypothetical Actual
(a)
Hypothetical
(a)
1,000.00 1,000.00 986.40 1,023.44 1.75 1.79 0.35

STATEMENT OF INVESTMENTS
December 31, 2022 (Unaudited)

Description
Principal
Amount ($) Value ($)
Corporate Bonds – 93.1%
Advertising – 0.2%
Lamar Media Corp., 3.63%, 1/15/2031 50,000 41,401
41,401
Auto Manufacturers – 2.8%
Ford Motor Co.
3.25%, 2/12/2032 75,000 56,379
6.10%, 8/19/2032 35,000 32,385
General Motors Co.
5.60%, 10/15/2032 142,000 132,322
5.95%, 4/01/2049 140,000 122,641
Mercedes-Benz Finance North America LLC, 1.45%, 3/02/2026
(a)
150,000 134,342
Stellantis Finance US, Inc., 2.69%, 9/15/2031
(a)
200,000 153,074
631,143
Banks – 20.4%
Bank of America Corp.
Series X, 6.25%
(b)
225,000 216,644
3.82%, 1/20/2028 165,000 154,200
3.19%, 7/23/2030 200,000 172,430
2.57%, 10/20/2032 203,000 159,493
Citigroup, Inc.
3.11%, 4/08/2026 125,000 118,429
3.98%, 3/20/2030 250,000 225,979
Citizens Financial Group, Inc., 5.64%, 5/21/2037 80,000 74,619
Cooperatieve Rabobank UA, 1.00%, 9/24/2026
(a)
250,000 221,090
Credit Suisse Group AG
2.59%, 9/11/2025
(a)
250,000 221,161
3.87%, 1/12/2029
(a)
250,000 200,752
Goldman Sachs Group, Inc. (The)
1.09%, 12/09/2026 150,000 132,384
2.64%, 2/24/2028 150,000 133,771
4.41%, 4/23/2039 220,000 190,932
JPMorgan Chase & Co.
0.77%, 8/09/2025 300,000 277,063
3.88%, 7/24/2038 170,000 141,724
3.11%, 4/22/2051 100,000 65,953
Morgan Stanley
3.88%, 1/27/2026 250,000 242,293
4.68%, 7/17/2026 130,000 127,897
1.93%, 4/28/2032 250,000 189,216
NatWest Group PLC
7.47%, 11/10/2026 200,000 208,342
1.64%, 6/14/2027 200,000 173,328
Nordea Bank Abp , 5.38%, 9/22/2027
(a)
200,000 201,269
PNC Financial Services Group, Inc. (The), 4.63%, 6/06/2033 95,000 88,036

STATEMENT OF INVESTMENTS
(continued)

Description
Principal
Amount ($) Value ($)
Corporate Bonds – 93.1% (continued)
Banks – 20.4% (continued)
Societe Generale SA, 6.22%, 6/15/2033
(a)
200,000 187,601
Sumitomo Mitsui Financial Group, Inc., 2.35%, 1/15/2025 200,000 189,394
UBS Group AG, 1.49%, 8/10/2027
(a)
200,000 172,317
Westpac Banking Corp., 2.67%, 11/15/2035 50,000 37,267
4,523,584
Beverages – 1.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.,
4.90%, 2/01/2046 100,000 91,412
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 4/15/2048 73,000 63,807
5.55%, 1/23/2049 100,000 99,424
254,643
Biotechnology – 1.1%
Amgen, Inc.
1.65%, 8/15/2028 75,000 62,672
4.66%, 6/15/2051 100,000 86,567
4.88%, 3/01/2053 22,000 19,632
Illumina, Inc., 5.75%, 12/13/2027 68,000 68,968
237,839
Building Materials – 1.1%
Builders FirstSource , Inc., 6.38%, 6/15/2032
(a)
28,000 26,337
Carrier Global Corp., 2.72%, 2/15/2030 150,000 126,615
Johnson Controls International PLC / Tyco Fire & Security Finance
SCA, 4.90%, 12/01/2032 94,000 92,696
245,648
Chemicals – 2.6%
Braskem Netherlands Finance BV, 4.50%, 1/31/2030
(a)
200,000 170,543
Dow Chemical Co. (The), 6.30%, 3/15/2033 33,000 34,823
Nutrien Ltd., 4.00%, 12/15/2026 200,000 192,581
Sherwin-Williams Co. (The), 3.45%, 6/01/2027 200,000 187,902
585,849
Commercial Services – 1.4%
Ashtead Capital, Inc., 4.25%, 11/01/2029
(a)
200,000 179,699
ERAC USA Finance LLC, 3.80%, 11/01/2025
(a)
125,000 119,658
299,357
Computers – 4.4%
Apple, Inc.
2.20%, 9/11/2029 100,000 86,675
4.65%, 2/23/2046 100,000 95,220
3.95%, 8/08/2052 25,000 21,387
4.10%, 8/08/2062 33,000 27,633
Dell International LLC / EMC Corp.
3.38%, 12/15/2041
(a)
80,000 53,858
3.45%, 12/15/2051
(a)
70,000 43,108

Description
Principal
Amount ($) Value ($)
Corporate Bonds – 93.1% (continued)
Computers – 4.4% (continued)
Hewlett Packard Enterprise Co.
1.45%, 4/01/2024 125,000 119,351
6.35%, 10/15/2045 50,000 50,119
HP, Inc., 1.45%, 6/17/2026 130,000 114,037
International Business Machines Corp., 1.95%, 5/15/2030 160,000 130,854
Kyndryl Holdings, Inc.
3.15%, 10/15/2031 40,000 26,739
4.10%, 10/15/2041 40,000 24,063
Lenovo Group Ltd., 6.54%, 7/27/2032
(a)
200,000 193,918
986,962
Diversified Financial Services – 5.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.15%, 2/15/2024 150,000 145,070
3.85%, 10/29/2041 150,000 106,579
Ally Financial, Inc.
3.88%, 5/21/2024 100,000 97,394
8.00%, 11/01/2031 100,000 103,507
Capital One Financial Corp., 2.36%, 7/29/2032 100,000 72,149
Discover Financial Services, 6.70%, 11/29/2032 89,000 90,733
Intercontinental Exchange, Inc.
4.60%, 3/15/2033 80,000 76,645
4.95%, 6/15/2052 24,000 22,360
LSEGA Financing PLC, 1.38%, 4/06/2026
(a)
200,000 175,483
Synchrony Financial
4.38%, 3/19/2024 150,000 147,371
2.88%, 10/28/2031 100,000 74,904
1,112,195
Electric – 4.0%
Avangrid , Inc., 3.20%, 4/15/2025 130,000 124,344
Consolidated Edison Co. of New York, Inc.
Series 05-A, 5.30%, 3/01/2035 135,000 133,085
Series A, 4.13%, 5/15/2049 100,000 81,786
ENEL Finance America LLC, 7.10%, 10/14/2027
(a)
200,000 207,154
ENEL Finance International NV, 5.00%, 6/15/2032
(a)
200,000 180,675
Eversource Energy, Series R, 1.65%, 8/15/2030 110,000 85,847
New England Power Co., 5.94%, 11/25/2052
(a)
71,000 73,442
886,333
Entertainment – 1.0%
WarnerMedia Holdings, Inc.
3.64%, 3/15/2025
(a)
150,000 142,768
5.14%, 3/15/2052
(a)
67,000 48,965
5.39%, 3/15/2062
(a)
50,000 36,701
228,434

STATEMENT OF INVESTMENTS
(continued)

Description
Principal
Amount ($) Value ($)
Corporate Bonds – 93.1% (continued)
Food – 2.1%
JM Smucker Co. (The), 4.25%, 3/15/2035 50,000 44,861
Kraft Heinz Foods Co.
3.88%, 5/15/2027 100,000 95,697
5.20%, 7/15/2045 55,000 51,015
5.50%, 6/01/2050 56,000 53,828
Mondelez International Holdings Netherlands BV, 1.25%, 9/09/2041 100,000 68,126
SYSCO Corp., 2.40%, 2/15/2030 175,000 145,845
459,372
Forest Products & Paper – 0.4%
Suzano Austria GmbH, 3.75%, 1/15/2031 100,000 84,118
84,118
Gas – 0.2%
Atmos Energy Corp., 5.50%, 6/15/2041 55,000 54,441
54,441
Healthcare-Products – 2.4%
Alcon Finance Corp., 5.38%, 12/06/2032
(a)(c)
200,000 201,644
Medtronic Global Holdings SCA, 1.75%, 7/02/2049 100,000 66,410
Thermo Fisher Scientific, Inc., 1.50%, 10/01/2039 100,000 72,935
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/2024 200,000 186,077
527,066
Healthcare-Services – 2.4%
HCA, Inc.
5.25%, 6/15/2026 150,000 148,382
4.63%, 3/15/2052
(a)
55,000 43,060
Roche Holdings, Inc., 2.08%, 12/13/2031
(a)
200,000 163,252
UnitedHealth Group, Inc.
5.15%, 10/15/2025 43,000 43,537
3.05%, 5/15/2041 50,000 37,777
5.88%, 2/15/2053 25,000 27,159
4.95%, 5/15/2062 29,000 27,330
6.05%, 2/15/2063 42,000 45,878
536,375
Home Builders – 0.4%
KB Home, 4.00%, 6/15/2031 50,000 40,256
PulteGroup, Inc., 5.50%, 3/01/2026 50,000 50,236
90,492
Housewares – 0.3%
Newell Brands, Inc.
4.45%, 4/01/2026 40,000 37,720
6.63%, 9/15/2029 34,000 33,650
71,370
Insurance – 3.8%
Allstate Corp. (The), 3.85%, 8/10/2049 50,000 38,948

Description
Principal
Amount ($) Value ($)
Corporate Bonds – 93.1% (continued)
Insurance – 3.8% (continued)
Jackson Financial, Inc., 1.13%, 11/22/2023 250,000 240,806
Liberty Mutual Group, Inc., 4.30%, 2/01/2061
(a)
80,000 48,909
MetLife, Inc.
6.40%, 12/15/2036 100,000 96,837
5.00%, 7/15/2052 8,000 7,663
Metropolitan Life Global Funding I, 1.55%, 1/07/2031
(a)
150,000 116,681
Principal Life Global Funding II, 0.88%, 1/12/2026
(a)
200,000 176,359
Prudential Financial, Inc., 5.63%, 6/15/2043 55,000 54,112
XLIT Ltd., 5.50%, 3/31/2045 60,000 56,981
837,296
Internet – 1.2%
Amazon.com, Inc.
2.88%, 5/12/2041 100,000 75,017
3.10%, 5/12/2051 50,000 35,860
Prosus NV, 4.19%, 1/19/2032
(a)
200,000 166,072
276,949
Lodging – 0.5%
Marriott International, Inc.
5.00%, 10/15/2027 38,000 37,562
Series HH, 2.85%, 4/15/2031 90,000 73,097
110,659
Media – 2.4%
Charter Communications Operating LLC / Charter Communications
Operating Capital Corp.
6.48%, 10/23/2045 60,000 54,361
4.40%, 12/01/2061 50,000 32,172
Comcast Corp.
4.15%, 10/15/2028 55,000 52,854
3.40%, 7/15/2046 125,000 92,109
2.94%, 11/01/2056 150,000 93,449
Walt Disney Co. (The)
3.35%, 3/24/2025 150,000 145,416
3.50%, 5/13/2040 68,000 55,022
525,383
Mining – 0.2%
Newmont Corp., 2.80%, 10/01/2029 60,000 51,135
51,135
Miscellaneous Manufacturing – 0.6%
Eaton Corp.
4.15%, 3/15/2033 119,000 111,001
4.70%, 8/23/2052 13,000 11,837
122,838

STATEMENT OF INVESTMENTS
(continued)

Description
Principal
Amount ($) Value ($)
Corporate Bonds – 93.1% (continued)
Oil & Gas – 2.5%
AKER BP ASA, 3.10%, 7/15/2031
(a)
200,000 164,520
BP Capital Markets America, Inc.
3.54%, 4/06/2027 200,000 190,379
3.00%, 2/24/2050 65,000 43,647
Parkland Corp., 4.50%, 10/01/2029
(a)
50,000 41,736
TotalEnergies Capital International SA, 3.13%, 5/29/2050 90,000 63,994
TotalEnergies Capital SA, 3.88%, 10/11/2028 60,000 58,077
562,353
Oil & Gas Services – 0.9%
Schlumberger Holdings Corp., 4.30%, 5/01/2029
(a)
200,000 188,227
188,227
Packaging & Containers – 0.2%
Ball Corp., 2.88%, 8/15/2030 55,000 44,011
44,011
Pharmaceuticals – 5.4%
AbbVie, Inc.
2.60%, 11/21/2024 250,000 239,345
4.05%, 11/21/2039 150,000 129,019
4.25%, 11/21/2049 86,000 71,812
AstraZeneca Finance LLC, 2.25%, 5/28/2031 150,000 125,159
Cigna Corp., 4.38%, 10/15/2028 100,000 96,646
Merck & Co., Inc., 2.75%, 12/10/2051 50,000 33,652
Pfizer, Inc., 2.63%, 4/01/2030 240,000 211,389
Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/2026 100,000 93,921
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/2028 200,000 198,712
1,199,655
Pipelines – 2.6%
Enbridge, Inc.
0.55%, 10/04/2023 150,000 145,062
5.50%, 7/15/2077 60,000 53,140
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034
(a)
184,932 157,808
Kinder Morgan, Inc., 5.45%, 8/01/2052 50,000 45,139
ONEOK, Inc., 7.15%, 1/15/2051 100,000 102,131
Williams Cos., Inc. (The), 5.75%, 6/24/2044 80,000 76,601
579,881
Real Estate – 4.8%
Alexandria Real Estate Equities, Inc., 1.88%, 2/01/2033 167,000 124,631
American Homes 4 Rent LP
2.38%, 7/15/2031 100,000 77,394
4.30%, 4/15/2052 34,000 25,069
Boston Properties LP, 2.75%, 10/01/2026 100,000 90,189
Crown Castle, Inc., 1.05%, 7/15/2026 127,000 109,883
Equinix , Inc., 1.00%, 9/15/2025 100,000 89,524

Description
Principal
Amount ($) Value ($)
Corporate Bonds – 93.1% (continued)
Real Estate – 4.8% (continued)
Extra Space Storage LP
3.90%, 4/01/2029 16,000 14,365
2.35%, 3/15/2032 65,000 49,349
Iron Mountain Information Management Services, Inc., 5.00%,
7/15/2032
(a)
50,000 41,607
ProLogis Euro Finance LLC, 1.50%, 9/10/2049 100,000 61,756
Public Storage, 1.95%, 11/09/2028 125,000 106,868
Simon Property Group LP
1.75%, 2/01/2028 100,000 85,270
3.25%, 9/13/2049 75,000 49,963
WP Carey, Inc., 3.85%, 7/15/2029 160,000 144,101
1,069,969
Retail – 3.0%
7-Eleven, Inc., 2.50%, 2/10/2041
(a)
100,000 66,355
AutoZone, Inc., 4.75%, 8/01/2032 40,000 38,890
Dollar General Corp., 4.25%, 9/20/2024 44,000 43,425
Genuine Parts Co., 1.75%, 2/01/2025 120,000 112,135
Home Depot, Inc. (The), 3.50%, 9/15/2056 150,000 112,554
Lowe's Cos., Inc.
1.70%, 9/15/2028 50,000 42,088
2.80%, 9/15/2041 100,000 68,428
4.25%, 4/01/2052 6,000 4,787
5.63%, 4/15/2053 47,000 45,260
4.45%, 4/01/2062 37,000 28,956
Macy's Retail Holdings LLC, 5.88%, 3/15/2030
(a)
67,000 58,236
O'Reilly Automotive, Inc., 4.70%, 6/15/2032 45,000 43,632
664,746
Semiconductors – 2.2%
Advanced Micro Devices, Inc., 4.39%, 6/01/2052 46,000 40,669
Analog Devices, Inc., 1.70%, 10/01/2028 200,000 169,842
Micron Technology, Inc., 2.70%, 4/15/2032 150,000 112,526
NXP BV / NXP Funding LLC / NXP USA, Inc., 3.25%, 5/11/2041 120,000 84,169
Qualcomm, Inc.
1.65%, 5/20/2032 50,000 38,646
3.25%, 5/20/2050 50,000 36,478
482,330
Software – 2.7%
Fidelity National Information Services, Inc., 1.15%, 3/01/2026 130,000 114,140
Microsoft Corp.
2.70%, 2/12/2025 200,000 192,295
2.68%, 6/01/2060 100,000 63,964
Oracle Corp.
3.65%, 3/25/2041 100,000 74,196
4.00%, 7/15/2046 50,000 36,643

STATEMENT OF INVESTMENTS
(continued)

Description
Principal
Amount ($) Value ($)
Corporate Bonds – 93.1% (continued)
Software – 2.7% (continued)
VMware, Inc., 1.40%, 8/15/2026 130,000 113,493
594,731
Telecommunications – 3.4%
AT&T, Inc.
2.30%, 6/01/2027 100,000 89,091
2.55%, 12/01/2033 200,000 154,288
3.50%, 6/01/2041 100,000 74,963
Rogers Communications, Inc.
4.50%, 3/15/2042
(a)
80,000 65,532
4.55%, 3/15/2052
(a)
62,000 48,355
T-Mobile USA, Inc., 3.50%, 4/15/2031 150,000 129,859
Verizon Communications, Inc.
1.50%, 9/18/2030 100,000 77,973
2.85%, 9/03/2041 60,000 41,521
3.88%, 3/01/2052 100,000 76,328
757,910
Transportation – 3.4%
Canadian National Railway Co., 4.40%, 8/05/2052 23,000 20,560
Canadian Pacific Railway Co., 1.75%, 12/02/2026 50,000 44,626
CSX Corp.
4.25%, 3/15/2029 100,000 96,404
3.95%, 5/01/2050 90,000 72,208
FedEx Corp., 4.75%, 11/15/2045 84,000 71,310
Ryder System, Inc., 4.30%, 6/15/2027 37,000 35,496
Simpar Europe SA, 5.20%, 1/26/2031
(a)
200,000 151,766
Union Pacific Corp.
2.15%, 2/05/2027 225,000 203,498
4.95%, 9/09/2052 58,000 55,952
751,820
Total Corporate Bonds (cost $22,864,402) 20,676,515
Municipal Securities – 0.1%
California Health Facilities Financing Authority, RB, Series 2022,
4.35%, 6/01/2041 10,000 8,863
Total Municipal Securities (cost $10,000) 8,863
U.S. Treasury Government Securities – 5.3%
U.S. Treasury Bonds
2.00%, 11/15/2041 175,000 125,039
3.38%, 8/15/2042 461,000 412,163
2.88%, 5/15/2052 476,000 381,544
3.00%, 8/15/2052 210,000 173,086
U.S. Treasury Notes, 3.13%, 8/31/2029 84,000 79,756
Total U.S. Treasury Government Securities (cost $1,279,409) 1,171,588

Description Shares Value ($)
Investment Companies – 1.3%
Registered Investment Companies – 1.3%
Dreyfus Institutional Preferred Government Money Market Fund,
Institutional Shares, 4.27%
(d)(e)
(cost $296,084) 296,084 296,084
Investment of Cash Collateral for Securities Loaned – 0.9%
Registered Investment Companies – 0.9%
Dreyfus Institutional Preferred Government Money Market Fund,
Institutional Shares, 4.27%
(d)(e)
(cost $205,117) 205,117 205,117
Total Investments (cost $24,655,012) 100.7% 22,358,167
Liabilities, Less Cash and Receivables (0.7)% (146,222)
Net Assets 100.0% 22,211,945
RB—Revenue Bond
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, these securities were valued at $5,044,034 or 22.71% of net assets.
(b)
Perpetual bond with no specified maturity date.
(c)
Security, or portion thereof, on loan. At December 31, 2022, the value of the fund’s securities on loan was $201,644 and the value of the collateral was $205,117, consisting of cash collateral. In addition, the value of collateral may include pending sales that are also on loan.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of December 31, 2022.
Holdings and transactions in these affiliated companies during the period ended December 31,
2022 are as follows:
Description
Value
6/30/22 Purchases ($)
1
Sales ($)
Value
12/31/22
Dividends/
Distributions ($)
Investment Companies – 1.3%
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares 358,629 3,013,904 (3,076,449) 296,084 3,824
Investment of Cash Collateral for Securities Loaned – 0.9%
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares 426,428 2,165,335 (2,386,646) 205,117 247
2
Total – 2.2% 785,057 5,179,239 (5,463,095) 501,201 4,071
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

STATEMENT OF INVESTMENTS
(continued)

See Notes to Financial Statements
Portfolio Summary (Unaudited)
†
Value (%)
Financial 34.0
Consumer, Non-cyclical 15.9
Technology 9.3
Consumer, Cyclical 8.0
Communications 7.2
Energy 6.0
Government 5.4
Industrial 5.3
Utilities 4.2
Basic Materials 3.2
Registered Investment Companies 2.2
100.7
†
Based on net assets.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
U.S. Treasury Long Bonds 7 3/22/2023 884,744 877,406 (7,338)
Futures Short
Euro-Bund 1 3/8/2023 151,733
*
142,294 9,439
Euro- Buxl 2 3/8/2023 344,686
*
289,534 55,152
U.S. Treasury 10 Year Notes 4 3/22/2023 451,831 449,187 2,644
U.S. Treasury Ultra Bonds 7 3/22/2023 843,629 827,969 15,660
Gross Unrealized Appreciation 82,895
Gross Unrealized Depreciation (7,338)
*
Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.
Forward Foreign Currency Exchange Contracts
Counterparty /
Purchased
Currency
Purchased
Currency
Amounts Currency Sold
Sold
Currency
Amounts
Settlement
Date
Unrealized
Appreciation
(Depreciation) ($)
Goldman Sachs & Co.
Euro 64,000
United States
Dollar 64,357 1/10/2023 4,202
United States
Dollar 300,884 Euro 308,000 1/10/2023 (29,054)
United States
Dollar 34,352 Euro 35,000 1/24/2023 (3,179)
United States
Dollar 80,900 Euro 82,000 2/3/2023 (7,092)
Gross Unrealized Appreciation 4,202
Gross Unrealized Depreciation (39,325)

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2022 (Unaudited)

See Notes to Financial Statements
Cost Value
Assets ($):
Investments in securities—See Statement of
Investments (including securities on loan, valued
at $201,644)—Note 2(c): –
Unaffiliated issuers 24,153,811 21,856,966
Affiliated issuers 501,201 501,201
Cash denominated in foreign currency 695 712
Interest receivable 217,018
Receivable for futures variation margin—Note 4 73,318
Unrealized appreciation on forward foreign currency
exchange contracts—Note 4 4,202
Dividends receivable 748
Securities lending income receivable 17
22,654,182
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—
Note 3(b) 6,755
Liability for securities on loan—Note 2(c) 205,117
Distributions payable—Note 2(e) 191,040
Unrealized depreciation on forward foreign currency
exchange contracts—Note 4 39,325
442,237
Net Assets ($) 22,211,945
Composition of Net Assets ($):
Paid-in capital 25,050,050
Total distributable earnings (loss) (2,838,105)
Net Assets ($) 22,211,945
Shares outstanding no par value (unlimited shares
authorized): 500,001
Net asset value per share 44.42
Market price per share 44.50

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2022 (Unaudited)

See Notes to Financial Statements
Investment Income ($):
Income:
Cash dividends:
Affiliated issuers 3,824
Interest 478,572
Income from securities lending—Note 2(c) 247
Total Income 482,643
Expenses:
Management fee—Note 3(a) 39,928
Total Expenses 39,928
Net Investment Income 442,715
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions (340,616)
Net realized gain (loss) on futures 37,022
Net realized gain (loss) on forward foreign currency exchange contracts 47,346
Net realized gain (loss) (256,248)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions (490,741)
Net change in unrealized appreciation (depreciation) on futures 35,846
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts (47,405)
Net change in unrealized appreciation (depreciation) (502,300)
Net Realized and Unrealized Gain (Loss) on Investments (758,548)
Net Increase (Decrease) in Net Assets Resulting from Operations (315,833)

STATEMENT OF CHANGES IN NET ASSETS

See Notes to Financial Statements
Six Months Ended
December 31, 2022
(Unaudited)
For the Period from
March 22, 2022
(a)
to
June 30, 2022
Operations ($):
Net investment income 442,715 225,556
Net realized gain (loss) on investments (256,248) (252,911)
Net change in unrealized appreciation (depreciation)
on investments (502,300) (1,753,981)
Net Increase (Decrease) in Net Assets Resulting
from Operations (315,833) (1,781,336)
Distributions ($):
Distributions to shareholders (577,616) (163,320)
Beneficial Interest Transactions ($):
Proceeds from shares sold — 25,000,050
Transaction fees—Note 5 — 50,000
Increase (Decrease) in Net Assets from Beneficial
Interest Transactions — 25,050,050
Total Increase (Decrease) in Net Assets (893,449) 23,105,394
Net Assets ($):
Beginning of Period 23,105,394 —
End of Period 22,211,945 23,105,394
Changes in Shares Outstanding:
Shares sold — 500,001
Net Increase (Decrease) in Shares Outstanding — 500,001
(a)
Commencement of operations.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated and these figures have been derived from the fund’s financial statements.
See Notes to Financial Statements
Six Months Ended
December 31, 2022
(Unaudited)
For the Period from
March 22, 2022
(a)
to
June 30, 2022
Per Share Data ($):
Net asset value, beginning of period 46.21 50.00
Investment Operations:
Net investment income
(b)
0.89 0.45
Net realized and unrealized gain (loss) on
investments (1.52) (4.01)
Total from Investment Operations (0.63) (3.56)
Distributions:
Dividends from net investment income (1.16) (0.33)
Transaction fees
(b)
— 0.10
Net asset value, end of period 44.42 46.21
Market price, end of period
(c)
44.50 46.46
Net Asset Value Total Return (%)
(d)
(1.36) (6.94)
(e)
Market Price Total Return (%)
(d)
(1.73) (6.44)
(e)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.35
(f)
0.35
(f)
Ratio of net investment income to average net assets 3.88
(f)
3.41
(f)
Portfolio Turnover Rate
(g)
23.96 13.06
Net Assets, end of period ($ x 1,000) 22,212 23,105
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
The net asset value total return and the market price total return is calculated from fund inception.
(f)
Annualized.
(g)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)

NOTE 1—Organization:
BNY Mellon Responsible Horizons Corporate Bond ETF (the “fund”) is a separate diversified series of BNY Mellon ETF Trust (the “Trust”), which is registered as a Massachusetts business trust under the Investment Company Act of 1940, as amended (the “Act”), as an open-ended management investment company. The Trust operates as a series company currently consisting of fifteen series, including the fund.
The investment objective of the fund is to seek total return consisting of capital appreciation and income. BNY Mellon ETF Investment Adviser, LLC (the “Adviser”),
a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY
Mellon”), serves as the fund’s investment adviser. Insight North America LLC (the
“Sub-Adviser”), a wholly-owned subsidiary of BNY Mellon and an affiliate of the
Adviser, serves as the fund’s sub-adviser. The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon Securities Corporation (the “Distributor”),
a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
The shares of the fund are referred to herein as “Shares” or “fund’s Shares.” The fund’s
Shares are listed and traded on NYSE Arca, Inc. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by Authorized Participants, the
Shares are not individually redeemable securities of the fund. Individual fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because fund Shares trade at market prices rather than at NAV, fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s

NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)

financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust accounts separately for the assets, liabilities and operations of each series.
Expenses directly attributable to each series are charged to that series’ operations;
expenses which are applicable to all series are allocated among them on a pro rata basis.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in debt securities excluding short-term investments (other than U.S.
Treasury Bills), futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services
(each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a
Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Each Service and independent valuation firm is engaged under the general oversight of the Board.
Overnight and certain other short-term debt instruments (excluding U.S. Treasury
Bills) will be valued by the amortized cost method, which approximates value, unless a Service provides a valuation for such security or, in the opinion of the Board or a committee or other persons designated by the Board, the amortized cost method would not represent fair value. These securities are generally categorized within Level
2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
Futures, which are traded on an exchange, are valued at the last sales price on securities exchange on which such contracts are primarily traded or at the last sales price on the exchange on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)

The table below summarizes the inputs used as of December 31, 2022 in valuing the fund’s investments:
Fair Value Measurements
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held.
Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Corporate Bonds — 20,676,515 — 20,676,515
Municipal Securities — 8,863 — 8,863
U.S. Treasury Government
Securities — 1,171,588 — 1,171,588
Investment Companies 296,084 — — 296,084
Investment of Cash
Collateral for Securities
Loaned 205,117 — — 205,117
Other Financial Instruments:
Futures
††
82,895 — — 82,895
Forward Foreign Currency
Exchange Contracts
††
— 4,202 — 4,202
Liabilities ($)
Other Financial Instruments:
Futures
††
(7,338) — — (7,338)
Forward Foreign Currency
Exchange Contracts
††
— (39,325) — (39,325)
†
See Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-
traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and liabilities.

Foreign Taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of December 31, 2022, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-
dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and
105% of the value of foreign securities loaned. Collateral equivalent to at least 100%
of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended December 31, 2022,
BNY Mellon earned $33 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
(d) Affiliated issuers: Investments in other investment companies advised by the
Adviser are defined as “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. The value of a security may also decline due to general market conditions that are not specifically related to a particular company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, changes to inflation, adverse changes to credit markets or adverse investor sentiment generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many

NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)

issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.
Debt Risk: The fund invests in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. High Yield (“junk”) bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment.
They may also decline because of factors that affect a particular industry.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid on a monthly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal
Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
On December 27, 2022, the Board declared a cash dividend of $0.38 per share from net investment income, payable on January 4, 2023 to shareholders of record as of the close of business on December 29, 2022. The ex-dividend date was December 28,
2022.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the fund is treated as a separate entity.

As of and during the period ended December 31, 2022, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of
Operations. During the period ended December 31, 2022, the fund did not incur any interest or penalties.
The tax year in the period ended June 30, 2022 remains subject to examination by the
Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period.
Furthermore, capital loss carryovers retain their character as either short-term or long-
term capital losses.
The fund has an unused capital loss carryover of $115,750 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to June 30, 2022. These short-term capital losses can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended
June 30, 2022 were as follows: ordinary income $163,320. The tax character of current year distributions will be determined at the end of the current fiscal year.
(g) New Accounting Pronouncement: In 2020, the FASB issued Accounting
Standards Update 2020-04, Reference Rate Reform (Topic 848): Facilitation of the
Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance to ease the potential burden in accounting for (or recognizing the effects of)
reference rate reform on financial reporting.
The objective of the guidance in Topic 848 is to provide temporary relief during the transition period. The FASB included a sunset provision within Topic 848 based on expectations of when the London Interbank Offered Rate (“LIBOR”) would cease being published. At the time that Update 2020-04 was issued, the UK Financial Conduct
Authority (FCA) had established its intent that it would no longer be necessary to persuade, or compel, banks to submit to LIBOR after December 31, 2021. As a result, the sunset provision was set for December 31, 2022—12 months after the expected cessation date of all currencies and tenors of LIBOR.
In March 2021, the FCA announced that the intended cessation date of the overnight
1-, 3-, 6-, and 12-month tenors of USD LIBOR would be June 30, 2023, which is beyond the current sunset date of Topic 848.
Because the current relief in Topic 848 may not cover a period of time during which a significant number of modifications may take place, the amendments in this Update defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024
(“FASB Sunset Date”), after which entities will no longer be permitted to apply the relief in Topic 848.

NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)

Management had evaluated the impact of Topic 848 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the Reference Rate Reform. Management has no concerns in adopting Topic 848 by FASB Sunset Date. Management will continue to work with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines. As of December 31, 2022, management believes these accounting standards have no impact on the fund and does not have any concerns of adopting the regulations by FASB Sunset Date.
NOTE 3—Management Fee, Sub-Advisory Fee and Other
Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of 0.35% of the value of the fund’s average daily net assets and is payable monthly. The fund’s management agreement provides that the
Adviser pays substantially all expenses of the fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended December 31, 2022, there was no reduction in expenses pursuant to the undertaking.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-
Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated or affiliated with the Adviser without obtaining shareholder approval. The
Order also relieves the fund from disclosing the sub-advisory fee paid by the Adviser to a Sub-Adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a Sub-Adviser that is a wholly-owned subsidiary
(as defined in the 1940 Act) of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the

Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any Sub-Adviser and recommend the hiring, termination, and replacement of any Sub-Adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-
Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of 0.175%
of the value of the fund’s average daily net assets. The Adviser, and not the fund, pays the Sub-Adviser fee rate.
(b) The fund has an arrangement with The Bank of New York Mellon (the
“Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the
Statement of Assets and Liabilities consist of: management fee of $6,755.
(c) Each Board member serves as a Board member of each fund within the Trust.
The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fee paid to the Adviser by the fund. The quarterly fees are paid by the Trust from unitary management fees paid to the Adviser by the funds.
NOTE 4—Securities Transactions:
The aggregate amount of purchases and sales (including paydowns, if any) of investment securities, excluding short-term securities and in-kind transactions, during the period ended December 31, 2022, amounted to $5,421,930 and $5,290,936, respectively.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and
Derivatives Association, Inc. Master Agreements or similar agreements (collectively,
“Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties.
Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/
or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. The SEC recently adopted Rule 18f-4 under the
Act which, effective August 18, 2022, regulates the use of derivative transactions for certain funds registered under the Act. The fund’s derivative transactions are subject to a value-at-risk leverage limit and certain reporting and other requirements pursuant to a derivatives risk management program adopted by the fund.

NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)

Each type of derivative instrument that was held by the fund during the period ended
December 31, 2022 is discussed below.
Futures: In the normal course of pursuing its investment objective, exposed to market risk, including interest risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage the exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.
Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses
which are recorded in the Statements of Operations.
When the
contracts are closed, the fund recognizes a realized gain or loss which is reflected in
the Statements of Operations.
There is minimal counterparty credit risk to the fund
with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at December 31, 2022, are set forth in the Statement of
Investments.
Forward Foreign Currency Exchange Contracts:
T
he fund enters into forward
contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of
Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by
Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at December 31, 2022 are set forth in the
Statement of Investments.
The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations,
respectively.

Fair value of derivative instruments as of December 31, 2022 is shown below:
The effect of derivative instruments in the Statements of Operations during the period ended December 31, 2022 is shown below:
The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities”
require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the
Statement of Assets and Liabilities.
At December 31, 2022, derivative assets and liabilities (by type) on a gross basis are as follows:
Derivative
Assets ($)
Derivative
Liabilities ($)
Interest rate risk 82,895
(a)
Interest rate risk (7,338)
(a)
Foreign exchange risk 4,202
(b)
Foreign exchange risk (39,325)
(b)
Gross fair value of
derivative contracts 87,097 (46,663)
(a) Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
(b) Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying Risk Futures
(a)
Forward
Contracts
(b)
Total
Interest rate 37,022 — 37,022
Foreign exchange — 47,346 47,346
Total 37,022 47,346 84,368
Net change in unrealized appreciation (depreciation)
on derivatives recognized in income ($)
Underlying Risk Futures
(c)
Forward
Contracts
(d)
Total
Interest rate 35,846 — 35,846
Foreign exchange — (47,405) (47,405)
Total 35,846 (47,405) (11,559)
(a) Net realized gain (loss) on futures.
(b) Net realized gain (loss) on forward foreign currency exchange contracts.
(c) Net change in unrealized appreciation (depreciation) on futures.
(d) Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
Derivative Financial Instruments: Assets ($) Liabilities ($)
Futures 82,895 (7,338)
Forward contracts 4,202 (39,325)

NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of December 31, 2022:
The following table summarizes the average market value of derivatives outstanding during the period ended December 31, 2022:
At December 31, 2022, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $2,256,411, consisting of gross appreciation of
$125,862 and gross depreciation of $2,382,273.
At December 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
NOTE 5—Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit.
Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation Unit size for the fund may change. Authorized Participants will be notified of such change. Creation
Derivative Financial Instruments: Assets ($) Liabilities ($)
Total gross amount of derivative assets
and liabilities in the Statement of
Assets and Liabilities 87,097 (46,663)
Derivatives not subject to  Master
Agreements 82,895 (7,338)
Total gross amount of derivative assets
and liabilities subject to Master
Agreements 4,202 (39,325)
Counterparty
Gross Amount of
Assets ($)
†
Financial Instruments
and Derivatives
Available for Offset ($)
Collateral
Received ($)
Net Amount of
Assets ($)
Goldman Sachs
& Co. 4,202 (4,202) – –
Counterparty
Gross Amount of
Liabilities($)
†
Financial Instruments
and Derivatives
Available for Offset ($)
Collateral
Pledged ($)
Net Amount of
Liabilities ($)
Goldman Sachs
& Co. (35,123) 4,202 – (30,921)
†
Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
Average Market Value ($)
Interest rate futures 2,666,314
Forward contracts 947,656

Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the
Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized
Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of
Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation
Units for cash. The Adviser or its affiliates (the “Selling Shareholder”) may purchase
Creation Units through a broker-dealer to “seed” (in whole or in part) funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund.
Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. During the period ended December 31, 2022, the fund had no in-kind transactions.

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)

The funds have adopted a liquidity risk management program (the “Program”)
pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including exchange-traded funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors. The Board has appointed BNY Mellon
ETF Investment Adviser, LLC, the investment adviser to the funds, as the Program
Administrator.
The rule requires each fund to assess, manage and review its liquidity risk at least annually, considering applicable factors such as investment strategy and liquidity during normal and reasonably foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. Each fund must also assess its use of borrowings and derivatives, short- term and long-term cash flow projections in normal and reasonably foreseeable stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources. In addition, with respect to an exchange-traded fund, a fund must assess the relationship between the fund’s portfolio liquidity and the way in which, and the prices and spreads at which, the fund’s shares trade, and the effect of the composition of baskets on the overall liquidity of the fund’s portfolio.
The rule also generally requires funds to classify each of their investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without the sale or disposition significantly changing the market value of the investment. A fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.
Pursuant to the rule’s requirements, the Program has been reviewed and approved by the Board. Furthermore, at its October 2022 meeting, the Board received a written report prepared by the Program Administrator, for the period October 1, 2021 to
September 30, 2022, addressing the operation of the Program, assessing the Program’s adequacy and effectiveness and describing any material changes made to the Program.

Assessment of Program
In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the funds and the Program has been implemented effectively. The Program Administrator has monitored each fund’s liquidity risk and the liquidity classification of the securities held by the funds and has determined that the Program is operating effectively.
During the period from October 31, 2021 to September 30, 2022, there were no material changes to the Program and no material liquidity events that impacted the funds. During the period, each fund held sufficient highly liquid assets to meet fund redemptions.
Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that each fund maintains sufficient highly liquid assets to meet expected fund redemptions.

For More Information
2023 BNY Mellon Securities Corporation
4863SA1222
Telephone Call your financial representative or 1-833-ETF-BNYM (383-2696) (inside the U.S.
only)
Mail BNY Mellon ETF Trust, 240 Greenwich Street, New York, New York 10286
E-Mail Send your request to info@bnymellon.com
Internet Information can be viewed online or downloaded at www.im.bnymellon.com
BNY Mellon ETF Trust discloses, at www.im.bnymellon.com , the identities and quantities of the securities held by the fund daily. The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (
“
SEC
”
) for the first and third quarters of the
fiscal year on Form N-PORT. The fund
’
s Forms N-PORT are available on the SEC
’
s website
at www.sec.gov . Additionally, the fund makes its portfolio holdings for the first and third quarters of the most recent fiscal year available at https://im.bnymellon.com/etfliterature .
The fund
’
s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 1-833-383-2696.
A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.
com and on the SEC’s website at www.sec.gov . The description of the policies and procedures is also available without charge, upon request, by calling 1-833-383-2696.
BNY Mellon ETF Trust Custodian
c/o BNY Mellon ETF Investment Adviser, LLC
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Adviser
Transfer Agent & Dividend
Disbursing Agent
BNY Mellon ETF Investment Adviser, LLC
201 Washington Street
Boston, MA 02108
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Sub-Adviser Distributor
Insight North America LLC
200 Park Avenue, 7th Floor
New York, NY 10166
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286
Ticker Symbol:
BNY Mellon Responsible Horizons Corporate Bond ETF RHCB

Item 1. Reports to Stockholders (cont.).
(b)

Not applicable.
Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
(a)

The Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1(a) of this Form N-CSR.
(b)   Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)

The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.
Item 13. Exhibits.
(a)(1)   Not applicable.

(a)(2)   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)   Not applicable.

(a)(4)   Not applicable.

(b)       Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             BNY Mellon ETF Trust

By (Signature and Title) *      /s/ David J. DiPetrillo
                                                David J. DiPetrillo, President
                                                (Principal Executive Officer)

Date    02/21/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *      /s/ David J. DiPetrillo
                                                David J. DiPetrillo, President
                                                (Principal Executive Officer)

Date    02/21/2023

By (Signature and Title) *      /s/ James Windels
                                                James Windels, Treasurer
                                                (Principal Financial and Accounting Officer)

Date    02/21/2023

* Print the name and title of each signing officer under his or her signature.